Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of the Company's provision for income taxes

Years Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	—	—
Total current tax expense	$—	$—

Schedule of reconciliation of income tax expense computed at the federal statutory rate with income tax expense as reported

	Years Ended December 31,
	2022	2021
Statutory rate	21.0%	21.0%
Federal net operating loss	—%	—%
Leases	—%	—%
Depreciation	—%	—%
State income tax	1.6%	9.6%
Permanent differences	(12.6)%	(6.8)%
Other	—%	—%
Valuation allowance	(10.0)%	(23.8)%
Effective income tax rate	0.0%	0.0%

Schedule of significant components of the Company's deferred tax asset (liability)

	Years Ended December 31,
	2022	2021
Deferred tax assets
Net operating losses	$34,780	$26,070
Stock options and Warrants	3,107	—
Property, plant and equipment and intangibles	2,620	—
Accruals and other	1,041	982
Total deferred tax assets	41,548	27,052
Less valuation allowance	(40,333)	(25,648)
Net deferred tax assets	1,215	1,404
Deferred tax liabilities
Property, plant, equipment, and intangibles	(1,125)	(1,017)
Lease liability	(90)	(387)
Total deferred tax liabilities	(1,215)	(1,404)
Net deferred tax assets (liabilities)	$—	$—

Schedule of activity related to the unrecognized tax benefits

	Years Ended December 31,
	2022	2021
Unrecognized tax benefits, beginning of period	$411	$411
Additions based on tax positions related to current year	—	—
Reductions based on tax positions related to prior years	—	—
Unrecognized tax benefits, end of period	$411	$411